1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Brenden P. Carroll brenden.carroll@dechert.com +1 202 261 3458 Direct

July 1, 2016

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (“Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses of the series of the Registrant and the Statements of Additional Information for the Economic Scale Index Emerging Markets Equity Fund, HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, and HSBC U.S. Treasury Money Market Fund that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 214 to the Registrant's Registration Statement on Form N-1A (the “Amendment”), and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 27, 2016, accession number 0001206774-16-006274.

Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll